Employee Benefit Plans (Information About Options Exercised) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Number of options exercised	117,240	233,105
Total intrinsic value of options exercised	$ 121,973	$ 753,440
Cash received from options exercised	185,976	449,717
Tax deduction realized from options exercised	$ 43,319	$ 298,494